Finance (Income) Expense, Net (Details) - Schedule of Finance (Income) Expense, Net - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income:
Change in fair value of derivative liabilities		$ (841)	$ (2,822)
Interest income		(4)		(14)
Total finance income		(845)	(2,822)	(14)
Finance expense:
Finance expenses in respect of third-party loan			83	77
Change in fair value of derivative liabilities				75
Amortization of loan discount			37	85
Exchange rate differences		91	156	10
Interest expense on loans from shareholders and related parties			203	381
Other finance expenses		10	38	15
Revaluation of securities -fair value through profit or loss	$ (221)	221
Total finance expenses		322	517	643
Finance (income) expense, net		$ (523)	$ (2,305)	$ 629